Commitment and Contingencies (Details) - Schedule of operating lease - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of operating lease [Abstract]
Operating lease commitments for Lease expense under lease agreements	$ 9,044	$ 9,044
Operating lease commitments for property management expenses under lease agreements	$ 71,168	$ 71,618